INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Cost				Accumulated depreciation and impairment
	Balance at	Additions	Deletions	Balance at	Balance at	Additions	Deletions	Balance at	Net book value
	beginning	during	during	end of	beginning	during	during	end of	December 31,
	of year	year	year	year	of year	year	year	year	2021	2022
	in USD thousands				in USD thousands				in USD thousands
Composition in 2022
Intellectual property	21,792	-	-	21,792	96	-	-	96	21,696	21,696
Computer software	616	185	-	801	608	4	-	612	8	189
	22,408	185	-	22,593	704	4	-	708	21,704	21,885